INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2024	Jan. 31, 2023
Income tax rate			8.25%	8.25%
Income tax expenses	$ (7,141)	$ 224	$ 11,972	$ 0
Income before provision from income taxes	93,573	$ (5,273)	106,574	(6,629)
Net operating loss carry forward	$ 1,165,337		$ 1,165,337
HONG KONG
Income tax rate			8.25%
Income tax expenses			$ 11,972	0
Income before provision from income taxes			304,504	$ (6,629)
UNITED STATES
Income before provision from income taxes			$ (197,930)